Segmented information (Schedule of segments, assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total assets	$ 4,455,961	$ 4,685,635
Total liabilities	2,607,838	2,506,779
Property, plant and equipment	3,662,559	3,819,812
Manitoba [Member]
Disclosure of operating segments [line items]
Total assets	774,800	621,253
Total liabilities	551,171	424,576
Property, plant and equipment	684,679	572,947
Peru [Member]
Disclosure of operating segments [line items]
Total assets	2,556,895	2,751,525
Total liabilities	926,642	921,773
Property, plant and equipment	2,253,404	2,353,229
Arizona [Member]
Disclosure of operating segments [line items]
Total assets	700,799	896,693
Total liabilities	78,988	115,470
Property, plant and equipment	691,538	868,921
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Total assets	423,467	416,164
Total liabilities	1,051,037	1,044,960
Property, plant and equipment	32,938	$ 24,715
Corporate and other activities [Member] | Nevada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 27,300